Quarterly Financial Data (Unaudited)	12 Months Ended
Jul. 02, 2011
Quarterly Financial Data (Unaudited)
Quarterly Financial Data (Unaudited)

Note 21 – Quarterly Financial Data (Unaudited)

The corporation's quarterly results for 2011 and 2010 are as follows:

In millions	Quarter	First	Second	Third	Fourth
2011
Continuing operations
Net sales		$1,988	$2,254	$2,142	$2,297
Gross profit		646	763	710	694
Income (loss)		64	96	130	48
Income (loss) per common share
Basic		0.10	0.15	0.21	0.08
Diluted		0.10	0.15	0.21	0.08
Net income (loss)		194	833	156	113
Net income (loss) per common share
Basic		0.29	1.30	0.25	0.19
Diluted		0.29	1.30	0.25	0.19
Cash dividends declared		–	0.115	0.115	0.23
Market price
High		15.40	17.72	20.26	19.80
Low		13.22	14.00	16.45	17.87
Close		13.43	17.51	17.90	19.32

In millions	Quarter	First	Second	Third	Fourth
2010
Continuing operations
Net sales		$1,969	$2,262	$1,995	$2,113
Gross profit		687	835	752	709
Income (loss)		176	285	13	108
Income (loss) per common share
Basic		0.25	0.41	0.02	0.16
Diluted		0.25	0.41	0.02	0.16
Net income (loss)		287	376	(328)	192
Net income (loss) per common share
Basic		0.41	0.53	(0.49)	0.28
Diluted		0.41	0.53	(0.49)	0.28
Cash dividends declared		–	0.11	0.11	0.22
Market price
High		11.36	12.61	14.17	15.08
Low		9.17	10.64	11.67	12.83
Close		11.21	12.45	13.74	13.99

The quarterly financial data shown above includes the impact of significant items. Significant items may include, but are not limited to: charges for exit activities; transformation program and Project Accelerate costs; spin-off costs; impairment charges; pension partial withdrawal liability charges; benefit plan curtailment gains and losses; tax charges on deemed repatriated earnings; tax costs and benefits resulting from the disposition of a business; impact of tax law changes; changes in tax valuation allowances and favorable or unfavorable resolution of open tax matters based on the finalization of tax authority examinations or the expiration of statutes of limitations. Further details of these items are included in the Financial Review section of the Annual Report.